Business Combinations	12 Months Ended
Jun. 30, 2014
Business Combinations

3. Business Combinations

2014 Acquisitions

Atlantic Express Transportation Corporation

On February 10, 2014, the Company closed the acquisition of certain assets and contracts in California from Atlantic Express Transportation Corporation (“AE”). STI’s subsidiary School Wheels Direct (“SWD”) managed the California operations from January 10, 2014 to February 9, 2014. Earnings of the acquired company are included in the Company’s results of operations from February 10, 2014. The aggregate purchase price of these assets was approximately $17.2 million.

Current assets, less current liabilities	$294
Property and equipment	19,807
Intangible assets	1,736
Deferred taxes	(1,841)

Fair value of net assets acquired	$19,996

The purchase price consisted of $17.2 million in cash. Identifiable intangible assets consisted of contracts rights of $1.7 million that will be amortized over 20 years. Approximately $0.2 million of acquisition-related costs have been recognized as an expense in the statement of operations during fiscal year 2014.

AE filed for protection under the federal bankruptcy protection rules. The SWD management services contract and the agreement to acquire the California assets of AE, including vehicles and school contracts, were both approved by the bankruptcy court. The purchase price was lower than the fair market value of the business acquired. Therefore, the Company has recognized a gain of approximately $2.8 million, net of tax, which is included in the consolidated statement of operations.

Williams Bus Line Co.

On August 27, 2013, the Company closed its acquisition of all of the outstanding common stock of Williams Bus Lines Co., (“Williams”), located in Wilkes Barre, Pennsylvania. Earnings of the acquired company are included in the Company’s results of operations from August 27, 2013. The aggregate purchase price of this acquisition was $3.4 million.

Current assets, less current liabilities	$29
Property and equipment	1,343
Deferred Taxes	(525)

Subtotal	847
Goodwill	2,557

Total	$3,404

The purchase price consisted of $3.4 million in cash. Approximately forty-seven thousand dollars of acquisition-related costs have been recognized as an expense in the statement of operations during fiscal year 2014. The goodwill attributed to this acquisition includes the value of the workforce acquired, the opportunity to expand within the marketplace and other key competitive advantages. None of the goodwill related to this acquisition is deductible for tax purposes.

Scholastic Bus Co.

On July 23, 2013, the Company closed its acquisition of all of the outstanding common stock of Scholastic Bus Co., (“Scholastic”), located in Fairlawn, New Jersey. Earnings of the acquired company are included in the Company’s results of operations from the acquisition date. The aggregate purchase price of this acquisition was $2.4 million.

Current assets, less current liabilities	$298
Property and equipment	2,104
Deferred taxes	(772)

Subtotal	1,630
Goodwill	803

Total	$2,433

The purchase price consisted of $2.2 million in cash and $0.2 million in deferred payments. Approximately twenty-seven thousand dollars of acquisition-related costs have been recognized as an expense in the statement of operations during fiscal year 2014. The goodwill attributed to this acquisition includes the value of the workforce acquired, the opportunity to expand within the marketplace and other key competitive advantages. None of the goodwill related to this acquisition is deductible for tax purposes.

The amount of revenue and net income associated with the 2014 acquisitions included in the 2014 consolidated operations are as follows:

	A&E	All others	Total
Revenue	$11,731	$9,400	$21,131
Net income	3,309	398	3,707

The net income for the AE acquisition includes the bargain gain.

The following unaudited pro forma financial information combines the consolidated results from operations as if all of the 2014 acquisitions had occurred as of July 1, 2012. Pro forma adjustments include the bargain gain, the adjustment for amortization on acquired intangibles and the adjustment to record the tax impact on the pro forma financial results. The unaudited results are as follows:

	Pro Forma Basis for fiscal years Ended June 30, (unaudited)
	2014	2013
Revenue	$505,609	$452,246
Net income	1,688	4,762
Basic and diluted net income per common share	$0.02	$0.06

The pro forma financial information is not necessarily indicative of operating results that would have occurred had the 2014 acquisitions been consummated as of July 1, 2012, nor is it indicative of future operating results.

The Company did not complete any business acquisitions during fiscal 2013.